Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 4.1%
BHP Group Ltd., ADR	16,500	$ 1,274,625
BHP Group Ltd. (A)	18,700	720,838
Lendlease Corp. Ltd.	121,000	1,008,648
Macquarie Group Ltd.	16,200	2,449,992
Santos Ltd.	385,000	2,232,154

		7,686,257

Austria - 0.2%
ams-OSRAM AG (B)	30,400	465,333

Belgium - 2.7%
Anheuser-Busch InBev SA	36,300	2,170,307
Groupe Bruxelles Lambert SA	13,900	1,438,320
KBC Group NV	20,000	1,434,983

		5,043,610

Canada - 0.3%
TFI International, Inc.	5,300	564,488

Finland - 1.0%
Nokia OYJ (B)	354,600	1,952,788

France - 9.2%
Airbus SE (A) (B)	4,100	494,741
Amundi SA (C)	17,700	1,210,340
Capgemini SE	8,798	1,952,302
Dassault Aviation SA	7,000	1,105,419
Engie SA	233,300	3,067,194
Rexel SA (B)	47,900	1,022,560
Sanofi	26,168	2,675,406
TotalEnergies SE (A)	38,400	1,943,021
Ubisoft Entertainment SA (B)	17,700	777,788
Veolia Environnement SA	94,356	3,025,381

		17,274,152

Germany - 10.8%
Allianz SE	5,741	1,370,997
BASF SE	36,600	2,088,414
Bayer AG	12,526	856,767
Deutsche Boerse AG	12,700	2,286,136
Deutsche Post AG	45,400	2,167,935
Fresenius SE & Co. KGaA	59,400	2,180,957
HeidelbergCement AG	35,300	2,000,599
Infineon Technologies AG	51,685	1,748,504
SAP SE	21,300	2,360,639
Siemens AG	18,307	2,534,920
Talanx AG (B)	16,800	740,136

		20,336,004

Hong Kong - 2.3%
CK Asset Holdings Ltd.	215,400	1,472,351
CK Hutchison Holdings Ltd.	381,600	2,790,414

		4,262,765

Ireland - 3.5%
AerCap Holdings NV (B)	16,600	834,648
AIB Group PLC (A)	382,000	841,395
DCC PLC	25,200	1,951,336

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	4,285	$ 373,309
Smurfit Kappa Group PLC	55,721	2,474,979

		6,475,667

Israel - 1.1%
Check Point Software Technologies Ltd. (B)	14,600	2,018,596

Italy - 0.5%
Prysmian SpA	26,035	883,528

Japan - 20.6%
Astellas Pharma, Inc.	114,500	1,789,049
Denka Co. Ltd.	25,360	702,615
FANUC Corp.	9,400	1,649,792
Fujitsu Ltd.	10,110	1,514,738
Hitachi Ltd.	44,140	2,208,949
Japan Airlines Co. Ltd. (B)	41,700	777,425
Kirin Holdings Co. Ltd.	84,100	1,256,173
Kyocera Corp.	33,200	1,857,852
Nintendo Co. Ltd.	5,000	2,523,810
Olympus Corp.	80,900	1,533,264
ORIX Corp.	162,200	3,233,060
Rakuten Group, Inc.	227,000	1,784,839
SBI Holdings, Inc.	38,300	966,342
Sega Sammy Holdings, Inc.	59,000	1,017,417
Seven & i Holdings Co. Ltd.	62,100	2,960,754
Sony Group Corp.	47,400	4,876,305
Square Enix Holdings Co. Ltd.	27,100	1,200,492
Sumitomo Mitsui Financial Group, Inc. (A)	71,000	2,242,773
Toshiba Corp.	56,250	2,137,131
Toyota Industries Corp.	35,700	2,462,350

		38,695,130

Luxembourg - 1.0%
ArcelorMittal SA	56,300	1,803,521

Netherlands - 3.9%
ASML Holding NV	3,000	2,004,664
EXOR NV	8,500	646,167
Heineken Holding NV	26,843	2,101,892
Koninklijke Philips NV	29,595	902,461
NXP Semiconductors NV	8,600	1,591,688

		7,246,872

Norway - 1.5%
DnB Bank ASA	51,000	1,153,056
Mowi ASA	63,100	1,699,655

		2,852,711

Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	55,300	3,164,430

Singapore - 1.5%
DBS Group Holdings Ltd.	108,700	2,848,179

Sweden - 2.6%
Essity AB, Class B (A)	55,600	1,312,105
Investor AB, B Shares	62,912	1,366,967
Lundin Energy AB (A)	25,200	1,057,747
Volvo AB, B Shares	61,849	1,153,814

		4,890,633

Switzerland - 12.2%
ABB Ltd.	69,200	2,244,896
Alcon, Inc.	6,900	546,659
Cie Financiere Richemont SA, Class A	13,700	1,736,540
Glencore PLC (B)	280,300	1,823,829

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	34,176	$ 4,443,518
Novartis AG	34,180	3,000,714
Roche Holding AG	9,532	3,771,447
Siemens Energy AG (B)	66,953	1,523,230
UBS Group AG	198,800	3,884,811

		22,975,644

United Kingdom - 18.3%
Ashtead Group PLC	16,800	1,057,802
Aviva PLC	267,060	1,580,170
Barratt Developments PLC	111,700	760,432
BP PLC	385,900	1,891,827
British Land Co. PLC, REIT	93,600	648,073
Bunzl PLC	39,200	1,520,218
CNH Industrial NV	112,500	1,771,962
Entain PLC (B)	43,200	925,388
GlaxoSmithKline PLC	79,400	1,717,973
Imperial Brands PLC	55,399	1,166,964
Inchcape PLC	83,587	731,401
Informa PLC (B)	179,204	1,404,065
Kingfisher PLC	479,200	1,599,399
Liberty Global PLC, Class C (B)	66,595	1,725,476
Linde PLC	6,200	1,980,466
Lloyds Banking Group PLC	3,746,500	2,281,491
Melrose Industries PLC	723,510	1,173,633
Persimmon PLC	43,400	1,216,994
Reckitt Benckiser Group PLC	28,400	2,166,520
Smith & Nephew PLC	120,100	1,910,175
Tesco PLC	593,774	2,149,642
Unilever PLC	65,293	2,964,482

		34,344,553

Total Common Stocks (Cost $166,898,027)		185,784,861

OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	6,063,906	6,063,906

Total Other Investment Company (Cost $6,063,906)		6,063,906

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $1,305,364 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $1,331,524.	$ 1,305,364	1,305,364

Total Repurchase Agreement (Cost $1,305,364)		1,305,364

Total Investments (Cost $174,267,297)		193,154,131
Net Other Assets (Liabilities) - (2.9)%		(5,428,268)

Net Assets - 100.0%		$ 187,725,863

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.2%	$13,811,356
Industrial Conglomerates	6.6	12,796,383
Banks	5.6	10,801,877
Capital Markets	5.6	10,797,621
Oil, Gas & Consumable Fuels	3.7	7,124,749
Machinery	3.6	7,037,918
Household Durables	3.6	6,853,731
Diversified Financial Services	3.5	6,684,514
Food Products	3.2	6,143,173
Multi-Utilities	3.2	6,092,575
Semiconductors & Semiconductor Equipment	3.0	5,810,189
Metals & Mining	2.9	5,622,813
Beverages	2.9	5,528,372
Food & Staples Retailing	2.7	5,110,396
Health Care Equipment & Supplies	2.5	4,892,559
Chemicals	2.5	4,771,495
Electrical Equipment	2.4	4,651,654
Entertainment	2.3	4,502,090
Trading Companies & Distributors	2.3	4,435,228
Software	2.3	4,379,235
Insurance	1.9	3,691,303
Household Products	1.8	3,478,625
IT Services	1.8	3,467,040
Technology Hardware, Storage & Peripherals	1.6	3,164,430
Personal Products	1.5	2,964,482
Real Estate Management & Development	1.3	2,480,999
Containers & Packaging	1.3	2,474,979
Health Care Providers & Services	1.1	2,180,957
Air Freight & Logistics	1.1	2,167,935
Construction Materials	1.0	2,000,599
Communications Equipment	1.0	1,952,788
Electronic Equipment, Instruments & Components	1.0	1,857,852
Internet & Direct Marketing Retail	0.9	1,784,839
Textiles, Apparel & Luxury Goods	0.9	1,736,540
Diversified Telecommunication Services	0.9	1,725,476
Aerospace & Defense	0.8	1,600,160
Specialty Retail	0.8	1,599,399
Media	0.7	1,404,065
Tobacco	0.6	1,166,964
Airlines	0.6	1,150,734
Leisure Products	0.5	1,017,417
Hotels, Restaurants & Leisure	0.5	925,388
Distributors	0.4	731,401
Equity Real Estate Investment Trusts	0.3	648,073
Road & Rail	0.3	564,488

Investments	96.2	185,784,861
Short-Term Investments	3.8	7,369,270

Total Investments	100.0%	$193,154,131

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,363,296	$175,421,565	$—	$185,784,861
Other Investment Company	6,063,906	—	—	6,063,906
Repurchase Agreement	—	1,305,364	—	1,305,364

Total Investments	$16,427,202	$176,726,929	$—	$193,154,131

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,778,193, collateralized by cash collateral of $6,063,906 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,698. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of the 144A security is $1,210,340, representing 0.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5